Leases - Summary of Movements in Leased Right of Use Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	€ 19,289
Depreciation charge for the year	6,247	€ 6,325	€ 6,202
Right of Use assets, Ending balance	18,249	19,289
Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	41,230	38,408
Acquisition of Perugini S.r.l.	1,165
Additions	4,798	2,925
Disposals	(202)	(747)
Exchange rate differences	(482)	644
Right of Use assets, Ending balance	46,509	41,230	38,408
Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	21,941	15,718
Acquisition of Perugini S.r.l.	430
Depreciation charge for the year	6,247	6,324
Disposals	(158)	(218)
Exchange rate differences	(200)	117
Right of Use assets, Ending balance	28,260	21,941	15,718
Buildings
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	11,843
Right of Use assets, Ending balance	11,756	11,843
Buildings | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	20,518	18,966
Additions	3,112	1,554
Disposals	(139)	(610)
Exchange rate differences	(471)	608
Right of Use assets, Ending balance	23,020	20,518	18,966
Buildings | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	8,675	6,039
Depreciation charge for the year	2,873	2,658
Disposals	(98)	(131)
Exchange rate differences	(186)	109
Right of Use assets, Ending balance	11,264	8,675	6,039
Plant and Machinery
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	3,354
Right of Use assets, Ending balance	2,597	3,354
Plant and Machinery | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	8,815	8,795
Acquisition of Perugini S.r.l.	1,085
Exchange rate differences	(12)	20
Right of Use assets, Ending balance	9,888	8,815	8,795
Plant and Machinery | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	5,461	3,905
Acquisition of Perugini S.r.l.	356
Depreciation charge for the year	1,480	1,553
Exchange rate differences	(6)	3
Right of Use assets, Ending balance	7,291	5,461	3,905
Industrial Equipment
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	72
Right of Use assets, Ending balance	24	72
Industrial Equipment | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	346	346
Right of Use assets, Ending balance	346	346	346
Industrial Equipment | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	274	202
Depreciation charge for the year	48	72
Right of Use assets, Ending balance	322	274	202
Other Tangible Assets
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	4,020
Right of Use assets, Ending balance	3,872	4,020
Other Tangible Assets | Cost
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	11,551	10,301
Acquisition of Perugini S.r.l.	80
Additions	1,686	1,371
Disposals	(63)	(137)
Exchange rate differences	1	16
Right of Use assets, Ending balance	13,255	11,551	10,301
Other Tangible Assets | Depreciation
Disclosure Of Quantitative Information About Rightofuse Assets [Line Items]
Right of Use assets, Beginning balance	7,531	5,572
Acquisition of Perugini S.r.l.	74
Depreciation charge for the year	1,846	2,041
Disposals	(60)	(87)
Exchange rate differences	(8)	5
Right of Use assets, Ending balance	€ 9,383	€ 7,531	€ 5,572